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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460


                      	Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

      Pioneer  AmPac Growth Fund
      Schedule of Investments  3/31/06

Shares                                                      Value
      COMMON STOCKS - 100.2 %
      Energy - 2.6 %
      Integrated Oil & Gas - 2.6 %
8,400 Chevron Corp.                                        $486,948
      Total Energy                                         $486,948
      Capital Goods - 14.4 %
      Electrical Component & Equipment - 4.5 %
10,000Emerson Electric Co.                                 $836,300
      Industrial Conglomerates - 9.9 %
26,800General Electric Co.                                 $932,104
11,8003M Co.                                                893,142
                                                           $1,825,246
      Total Capital Goods                                  $2,661,546
      Transportation - 8.0 %
      Air Freight & Couriers - 8.0 %
10,500Expeditors International of Washington, Inc.         $907,095
7,000 United Parcel Service                                 555,660
                                                           $1,462,755
      Total Transportation                                 $1,462,755
      Media - 5.6 %
      Advertising - 5.6 %
17,500WPP Group Plc                                        $1,050,000
      Total Media                                          $1,050,000
      Food, Beverage & Tobacco - 4.4 %
      Packaged Foods & Meats - 4.4 %
13,000William Wrigley Jr. Co.                              $832,000
      Total Food Beverage & Tobacco                        $832,000
      Household & Personal Products - 3.7 %
      Household Products - 3.7 %
12,000Colgate-Palmolive Co.                                $685,200
      Total Household & Personal Products                  $685,200
      Health Care Equipment & Services - 10.6 %
      Health Care Equipment - 8.8 %
17,500Medtronic, Inc.                                      $888,125
17,000Stryker Corp. *                                       753,780
                                                           $1,641,905
      Health Care Services - 1.8 %
13,000IMS Health, Inc.                                     $335,010
      Total Health Care Equipment & Services               $1,976,915
      Pharmaceuticals & Biotechnology - 6.0 %
      Pharmaceuticals - 6.0 %
14,000Johnson & Johnson                                    $829,080
5,500 Eli Lilly & Co.                                       304,150
                                                           $1,133,230
      Total Pharmaceuticals & Biotechnology                $1,133,230
      Banks - 1.6 %
      Regional Banks - 1.6 %
15,500UCBH Holdings, Inc.                                  $293,260
      Total Banks                                          $293,260
      Diversified Financials - 11.7 %
      Asset Management & Custody Banks - 11.7 %
20,000State Street Corp.                                   $1,208,600
12,500T. Rowe Price Associates, Inc.                        977,625
                                                           $2,186,225
      Total Diversified Financials                         $2,186,225
      Software & Services - 7.3 %
      Application Software - 2.2 %
12,000Adobe Systems, Inc. *                                $419,040
      Systems Software - 5.1 %
31,000Microsoft Corp.                                      $843,510
6,000 Symantec Corp. *                                      100,980
                                                           $944,490
      Total Software & Services                            $1,363,530
      Technology Hardware & Equipment - 11.2 %
      Communications Equipment - 4.2 %
36,000Cisco Systems, Inc. *                                $780,120
      Computer Hardware - 3.3 %
7,500 IBM Corp.                                            $618,525
      Computer Storage & Peripherals - 2.0 %
27,500EMC Corp. *                                          $374,825
      Electronic Equipment & Instruments - 1.7 %
10,000National Instruments Corp.                           $326,200
      Total Technology Hardware & Equipment                $2,099,670
      Semiconductors - 13.1 %
      Semiconductor Equipment - 1.9 %
20,400Applied Materials, Inc.                              $357,204
      Semiconductors - 11.2 %
34,500Intel Corp.                                          $667,575
15,000Linear Technology Corp.                               526,200
25,000Microchip Technology                                  907,500
                                                           $2,101,275
      Total Semiconductors                                 $2,458,479
      TOTAL COMMON STOCKS
      (Cost   $14,891,479)                                 $18,689,758

      TOTAL INVESTMENT IN SECURITIES - 100.2%
      (Cost   $14,891,479)                                 $18,689,758

      OTHER ASSETS AND LIABILITIES - (0.2)%                $43,927

      TOTAL NET ASSETS - 100.0%                            $18,733,685

(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $14,891,479 was as follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost            $4,503,263

      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value             (627,009)

      Net unrealized gain                                  $3,876,254


           Pioneer AMT-Free CA Municipal Fund
           SCHEDULE OF INVESTMENTS  3/31/06
Principal
Amount                                                     Value

           CALIFORNIA MUNICIPAL BONDS - 96.1 %
           Government - 5.2 %
4,500,000  California State, 4.75%, 4/1/29                $4,508,100
           Municipal Development - 7.3 %
3,500,000  Alameda County California Redevelopment Agency,$3,342,290
3,000,000  San Jose California Redevelopment Agency Tax All2,972,910
                                                          $6,315,200
           Municipal Facilities - 5.9 %
2,100,000  Fresno Joint Powers Financing Authority Lease R$2,113,209
3,000,000  Los Angeles County CA Certificates of Participat3,027,240
                                                          $5,140,449
           Municipal General - 1.2 %
1,000,000  Sacramento City Financing Authority, 5.0%, 12/1$1,028,310
           Municipal Higher Education - 8.8 %
2,000,000  California State University Fresno Association,$2,253,660
2,000,000  California State University Fresno Association, 2,253,660
3,000,000  University of California Revenues, 5.0%, 5/15/363,095,940
                                                          $7,603,260
           Municipal Housing - 4.6 %
4,000,000  California State Department of Veteran Affairs,$4,020,440
           Municipal Medical - 22.1 %
4,000,000  California Health Facilities Financing Authorit$4,030,080
4,500,000  California Health Facilities Financing Authority4,932,405
4,000,000  Central California Joint Powers Health Financing4,160,800
3,500,000  Duarte CA Certificates of Participation, 5.25%, 3,529,050
2,500,000  San Bernardino County CA Certificates of Partici2,507,550
                                                          $19,159,885
           Municipal  Power - 6.1 %
2,990,000  California State Department of Water Resources $3,259,608
2,000,000  Southern California Public Power Project, 5.0%, 2,066,140
                                                          $5,325,748
           Municipal  School District - 6.1 %
2,180,000  Pomona Unified School District, 6.55%, 8/1/29  $2,772,917
2,500,000  Sacramento City Unified School District, 4.75%, 2,517,150
                                                          $5,290,067
           Municipal Tobacco - 5.3 %
2,500,000  Golden State Tobacco Securitization, 6.75%, 6/1$2,800,500
1,500,000  Golden State Tobacco Securitization, 7.9%, 6/1/41,799,160
                                                          $4,599,660
           Municipal Transportation - 10.1 %
4,000,000  Alameda Corridor Transportation Authority, 4.75$4,030,800
5,000,000  San Joaquin Hills Transportation Corridor Agency4,727,700
                                                          $8,758,500
           Municipal Utilities - 5.1 %
2,000,000  Los Angeles California Wastewater System Revenu$2,062,980
2,315,000  Orange County Sanitation District Certificates o2,383,570
                                                          $4,446,550
           Municipal Water - 8.3 %
2,645,000  Capistrano Beach CA Water District, 4.75%, 12/1$2,658,013
1,475,000  Capistrano Beach CA Water District, 4.75%, 12/1/1,482,257
1,200,000  Los Angeles Department of Water & Power Waterwor1,139,088
1,750,000  West Kern County Water District Certificates of 1,893,203
                                                          $7,172,561
           TOTAL CALIFORNIA MUNICIPAL BONDS
           (Cost   $76,520,403)                           $83,368,730

           TAX-EXEMPT MONEY MARKET MUTUAL FUND - 2.9%
2,498,807  BlackRock Liquidity Fund Municipal Fund Portfol$2,498,807
           TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND - 2.9%
           (Cost   $2,498,807)                            $2,498,807
           TOTAL INVESTMENTS IN SECURITIES - 99.0%
           (Cost   $79,019,210)                           $85,867,537
           OTHER ASSETS AND LIABILITIES - 1.0%            $844,607
           TOTAL NET ASSETS -100.0%                       $86,712,144

N/R        Not rated.

(a)        At March 31, 2006 the net unrealized loss on investments b

           Aggregate gross unrealized gain for all investm$6,860,968

           Aggregate gross unrealized loss for all investme(12,641)
           Net unrealized gain                            $6,848,327


          Pioneer AMT-Free Municipal Fund
          SCHEDULE OF INVESTMENTS  03/31/2006



Principal
Amount                                                           Value
          MUNICIPAL BONDS - 96.9 %
          Alabama - 0.9 %
5,000,000 Alabama Drinking Water Finance Authority, 4.0%, 8/$4,518,500

          Arizona - 1.1 %
5,000,000 Scottsdale Healthcare, 6.8%, 12/1/31              $5,320,200

          California - 20.2 %
8,000,000 California Infrastructure & Economic Development, $8,259,520
7,000,000 California State, 5.0%, 2/1/32                     7,170,870
9,325,000 California State Department of Veteran Affairs, 4.79,372,651
10,020,000Golden State Tobacco Security Corp. California, 5.510,974,004
3,000,000 Los Angeles County Sanitation Districts Financing A2,904,750
3,550,000 Northern California Power Agency, 5.0%, 7/1/09     3,673,114
11,995,000Pittsburg California Redevelopment Agency, 5.80%, 813,402,613
7,010,000 San Joaquin County California, 4.75%, 11/15/19     7,011,893
25,000,000San Joaquin Hills Transportation Corridor Agency, 523,638,500
10,865,000San Jose California Redevelopment Agency Tax, 4.9%,11,003,203
                                                            $97,411,118

          Colorado - 3.9 %
6,555,000 Colorado Springs Colorado Hospital Revenue, 6.375%$7,091,723
8,220,000 Colorado Water & Power Development Authority, 4.3757,771,599
4,000,000 University of Colorado Hospital Authority Revenue, 4,139,480
                                                            $19,002,802
          Florida - 4.4 %
8,000,000 Escambia County Florida Health Facilities, 5.25%, $8,301,520
2,000,000 Florida State Board of Education, Public Education,1,975,020
2,750,000 Florida State Mid-Bay Bridge Authority Revenue, 6.02,862,612
7,500,000 Tallahassee Florida Health, 6.375%, 12/1/30        7,991,250
                                                            $21,130,402
          Illinois - 8.2 %
9,000,000 Chicago Illinois, 5.5%, 1/1/35                    $9,555,750
2,000,000 Chicago, Illinois Sales Tax Revenue, 5.375%, 1/1/272,096,800
10,000,000Illinois Educational Facilities Authority, 6.25%, 510,848,100
10,000,000Metropolitan Pier & Expo, 5.25%, 6/15/42           10,519,500
5,000,000 Metropolitan Pier & Expo, 7.0%, 7/1/26             6,511,600
                                                            $39,531,750
          Indiana - 6.9 %
5,000,000 Indiana Health & Educational Facilities Authority, 4,826,700
6,450,000 Indianapolis, Indiana Utilities District, 4.0%, 6/16,512,759
19,000,000Indianapolis State Development Finance Authority, 519,620,160
2,500,000 St. Joseph County Indiana Authority, 4.5%, 8/15/18 2,503,750
                                                            $33,463,369
          Kentucky - 0.4 %
2,000,000 Kentucky Economic Development Finance Authority, 6$2,165,260

          Massachusetts - 7.2 %
4,250,000 Massachusetts Bay Transportation Authority, 4.5%, $4,194,793
20,000,000Massachusetts State Housing Finance Agency, 5.4%, 120,322,200
5,740,000 Massachusetts State Housing Finance Agency, 6.2%, 75,905,082
5,000,000 Massachusetts State Water Authority, 4.0%, 8/1/46  4,234,000
                                                            $34,656,075
          Maryland - 2.1 %
3,400,000 Baltimore Maryland Project Revenue, 5.0%, 7/1/24   3,694,134
1,725,000 Baltimore Maryland Project Revenue, 5.0%, 7/1/24   1,865,122
4,000,000 Maryland State Health & Higher Educational Faciliti4,507,960
                                                            $10,067,216
          Michigan - 1.6 %
5,000,000 Michigan State Hospital Finance Authority, 5.5%, 1$5,209,950
1,000,000 North Muskegon Michigan Public Schools, 5.25%, 5/1/1,082,820
1,210,000 North Muskegon Michigan Public Schools, 5.25%, 5/1/1,310,212
                                                            $7,602,982
          Minnesota - 1.1 %
5,000,000 Minnesota Health Care Revenue, 5.75%, 11/15/32    $5,307,200

          Missouri - 0.2 %
1,000,000 Missouri State Health & Educational Facilities, 5.$1,074,990

          Mississippi - 1.1 %
5,500,000 Harrison County Mississippi Wastewater, 4.75%, 2/1$5,503,465

          Montana - 0.6 %
2,785,000 Forsyth Montana Pollution Control Revenue, 5.0%, 3$2,878,660

          North Carolina - 2.8 %
12,000,000North Carolina Eastern Municipal Power, 6.0%, 1/1/$13,706,880

          North Dakota - 0.7 %
3,000,000 Grand Forks North Dakota Health Care Systems, 7.12$3,322,050

          New York - 5.0 %
900,000   Long Island Power Authority NY Electric Systems, R$  933,966
3,820,000 Metropolitan Transportation Authority NY, 4.75%, 4/4,045,227
5,500,000 New York State Dormitory Authority Revenue, 5.25%, 5,898,255
1,425,000 New York State Dormitory Authority Revenue, 7.5%, 51,604,037
2,410,000 New York State Dormitory Authority Revenue, 7.5%, 52,667,412
5,250,000 New York State Dormitory Authority Revenue, 7.5%, 56,318,428
1,000,000 New York State Urban Development Corp., 5.125%, 7/11,053,880
1,500,000 Port Authority of NY & NJ, Ninety Third Series, 6.11,775,400
                                                            $24,296,605
          Ohio - 0.8 %
4,000,000 Cleveland-Cuyahoga County Ohio Port. Authority Rev$3,827,520

          Oklahoma - 1.3 %
5,590,000 McGee Creek Authority Water Revenue, 6.0%, 1/1/23 $6,483,785

          Pennsylvania - 3.8 %
10,000,000Lehigh County PA Industrial Development Authority $10,064,300
5,000,000 Pennsylvania State Higher Education, 6.0%, 1/15/31 5,427,350
3,000,000 Southeastern PA Transportation Authority PA, 4.75%,3,010,320
                                                            $18,501,970
          South Carolina - 6.8 %
1,000,000 Dorchester, SC County School District, 5.25%, 12/1/1,045,240
7,000,000 Greenville, SC County School District, 5.5%, 12/1/27,620,480
15,000,000Piedmont Municipal Power Agency, 5.25%, 1/1/21     15,124,050
7,500,000 South Carolina Jobs Economic Development Authority,8,777,550
                                                            $32,567,320
          Texas - 5.5 %
2,245,000 Austin Texas Utilities System Revenue, 12.5%, 11/1$2,553,283
7,755,000 Austin Texas Utility System Revenue, 12.5%, 11/15/08,812,394
3,000,000 Houston TX Independent School District, 4.75%, 2/153,024,660
7,500,000 Houston, TX Independent School District, 4.25%, 2/17,122,600
10,000    Lower Colorado River Authority Texas Revenue, 5.625   11,173
5,000,000 San Antonio Texas Electricity & Gas, Series A, 4.5%5,008,950
                                                            $26,533,060
          Virginia - 1.6 %
2,500,000 Loudoun County VA Sanitation Authority, 4.75%, 1/1$2,519,925
3,085,000 Virginia State Public School Revenue, 4.75%, 8/1/263,144,355
2,235,000 Virginia State Public School Revenue, 4.75%, 8/1/272,274,895
                                                            $7,939,175
          Washington - 4.8 %
700,000   CDP-King County III WA Lease Revenue, 5.25%, 6/1/2$  717,409
5,055,000 Douglas County WA Public Utilities, 8.75%, 9/1/18  5,458,996
3,042,000 Seattle, WA Housing Authority, 6.6%, 8/20/38       3,183,666
6,290,000 Vancouver WA Housing Authority 5.65%, 3/1/31       6,117,717
7,750,000 Washington State, 4.5%, 7/1/23                     7,740,313
                                                            $23,218,101
          West Virginia - 3.5 %
12,055,000West VA State Hospital Finance Authority, 6.75%, 9/13,611,059
2,945,000 West VA State Hospital Finance Authority, 6.75%, 9/3,193,617
                                                            $16,804,676
          TOTAL MUNICIPAL BONDS
          (Cost  $426,341,431)                              $466,835,13
Shares    TAX-EXEMPT MONEY MARKET MUTUAL FUND - 2.1%
10,265,427BlackRock Liquidity Fund Municipal Fund Portfolio $10,265,427
          TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
          (Cost  $10,265,427)                               $10,265,427
          TOTAL INVESTMENT IN SECURITIES -99.1%
          (Cost  $436,606,858)(a)                           $477,100,55
          OTHER ASSETS AND LIABILITIES - 0.9%               $4,456,104
          TOTAL NET ASSETS - 100.0%                         $481,556,66

NR        Not rated either by S&P or Moody's.

(a)       At March 31, 2006, the net unrealized gain on investments bas

          Aggregate gross unrealized gain for all investment$40,624,828

          Aggregate gross unrealized loss for all investments (131,128)
          Net unrealized gain                               $40,493,700


         Pioneer Growth Leaders Fund
         SCHEDULE OF INVESTMENTS 3/31/06

Shares                                                   Value
         COMMON STOCKS - 100.1 %
         Energy - 1.6 %
         Integrated Oil & Gas - 1.6 %
15,400   Chevron Corp.                                  $892,738
         Total Energy                                   $892,738
         Capital Goods - 9.3 %
         Aerospace & Defense - 0.7 %
7,000    United Technologies Corp.                      $405,790
         Industrial Conglomerates - 8.6 %
13,500   3M Co.                                         $1,021,815
104,000  General Electric Co.                            3,617,120
                                                        $4,638,935
         Total Capital Goods                            $5,044,725
         Transportation - 10.0 %
         Air Freight & Couriers - 7.1 %
32,000   Expeditors International of Washington, Inc.   $2,764,480
13,500   United Parcel Service                           1,071,630
                                                        $3,836,110
         Railroads - 2.9 %
35,000   Canadian National Railway Co.                  $1,584,800
         Total Transportation                           $5,420,910
         Media - 4.9 %
         Advertising - 4.9 %
32,000   Omnicom Group                                  $2,664,000
         Total Media                                    $2,664,000
         Retailing - 3.7 %
         General Merchandise Stores - 2.4 %
25,200   Target Corp.                                   $1,310,652
         Home Improvement Retail - 1.3 %
16,000   Home Depot, Inc.                               $676,800
         Total Retailing                                $1,987,452
         Food & Drug Retailing - 6.3 %
         Drug Retail - 4.2 %
53,000   Walgreen Co.                                   $2,285,890
         Food Distributors - 0.8 %
12,500   Sysco Corp.                                    $400,625
         Hypermarkets & Supercenters - 1.3 %
15,000   Wal-Mart Stores, Inc.                          $708,600
         Total Food & Drug Retailing                    $3,395,115
         Food Beverage & Tobacco - 1.1 %
         Soft Drinks - 1.1 %
10,000   PepsiCo, Inc.                                  $577,900
         Total Food Beverage & Tobacco                  $577,900
         Household & Personal Products - 3.9 %
         Household Products - 3.9 %
35,000   Clorox Co.                                     $2,094,750
         Total Household & Personal Products            $2,094,750
         Health Care Equipment & Services - 6.1 %
         Health Care Equipment - 4.6 %
49,000   Medtronic, Inc.                                $2,486,750
         Health Care Services - 1.5 %
14,828   Medco Health Solutions, Inc. *                 $848,458
         Total Health Care Equipment & Services         $3,335,208
         Pharmaceuticals & Biotechnology - 13.7 %
         Biotechnology - 7.6 %
19,000   Amgen, Inc. *                                  $1,382,250
45,500   Techne Corp. *                                  2,736,370
                                                        $4,118,620
         Pharmaceuticals - 6.1 %
44,000   Johnson & Johnson                              $2,605,680
13,000   Eli Lilly & Co.                                 718,900
                                                        $3,324,580
         Total Pharmaceuticals & Biotechnology          $7,443,200
         Diversified Financials - 12.0 %
         Asset Management & Custody Banks - 12.0 %
17,500   Northern Trust Corp.                           $918,750
51,000   State Street Corp.                              3,081,930
32,000   T. Rowe Price Associates, Inc.                  2,502,720
                                                        $6,503,400
         Total Diversified Financials                   $6,503,400
         Software & Services - 12.5 %
         Application Software - 1.2 %
18,000   Adobe Systems, Inc.                            $628,560
         Data Processing & Outsourced Services - 4.4 %
51,000   First Data Corp.                               $2,387,820
         Systems Software - 6.9 %
128,000  Microsoft Corp.                                $3,482,880
17,000   Symantec Corp. *                                286,110
                                                        $3,768,990
         Total Software & Services                      $6,785,370
         Technology Hardware & Equipment - 2.6 %
         Communications Equipment - 1.0 %
25,000   Cisco Systems, Inc. *                          $541,750
         Computer Hardware - 1.1 %
7,500    IBM Corp.                                      $618,525
         Computer Storage & Peripherals - 0.5 %
19,000   EMC Corp. *                                    $258,970
         Total Technology Hardware & Equipment          $1,419,245
         Semiconductors - 12.5 %
         Semiconductor Equipment - 2.8 %
87,600   Applied Materials, Inc.                        $1,533,876
         Semiconductors - 9.7 %
134,000  Intel Corp.                                    $2,592,900
67,000   Linear Technology Corp.                         2,350,360
8,000    Microchip Technology                            290,400
                                                        $5,233,660
         Total Semiconductors                           $6,767,536

         TOTAL COMMON STOCKS
         (Cost   $27,729,133)                           $54,331,549
         TOTAL INVESTMENT IN SECURITIES - 100.1%
         (Cost   $27,729,133) (a)                       $54,331,549
         OTHER ASSETS AND LIABILITIES - (0.1)%          $(77,673)
         TOTAL NET ASSETS                               $54,253,876

*        Non-income producing

(a)      At March 31, 2006, the net unrealized gain on investments b

         Aggregate gross unrealized gain for all investm$26,681,457

         Aggregate gross unrealized loss for all investme(79,041)

         Net unrealized gain.                           $26,602,416

          Pioneer Growth Opportunities Fund
          SCHEDULE OF INVESTMENTS  3/31/06

Shares                                                             Value
          COMMON STOCKS - 96.9 %
          Energy - 7.9 %
          Coal & Consumable Fuels - 0.6 %
193,300   Alpha Natural Resources Inc. *                          $4,472,962
          Oil & Gas Drilling - 2.0 %
647,500   Grey Wolf Inc. *                                        $4,817,400
435,200   Parker Drilling Co. *                                    4,034,304
163,100   Pride International, Inc *                               5,085,458
                                                                  $13,937,162
          Oil & Gas Equipment And Services - 0.7 %
142,100   Hornbeck Offshore Services *                            $5,125,547
          Oil & Gas Exploration & Production - 3.2 %
99,300    Cheniere Energy, Inc. *                                 $4,028,601
141,300   Comstock Resources, Inc. *                               4,195,197
198,000   Energy Partners, Ltd *                                   4,668,840
111,700   Newfield Exploration Co. *                               4,680,230
110,600   Stone Energy Corp. *                                     4,880,778
                                                                  $22,453,646
          Oil & Gas Refining & Marketing - 1.4 %
94,300    Frontier Oil Corp. *                                    $5,596,705
64,100    Giant Industries, Inc. *                                 4,457,514
                                                                  $10,054,219
          Total Energy                                            $56,043,536
          Materials - 3.1 %
          Aluminum - 1.1 %
178,100   Century Aluminum Co. *                                  $7,560,345
          Construction Materials - 1.2 %
95,100    Florida Rock Industries, Inc.                           $5,346,522
53,900    Texas Industries, Inc.                                   3,260,411
                                                                  $8,606,933
          Fertilizers & Agricultural Chemicals - 0.7 %
114,600   The Scotts Miracle-Gro Co.                              $5,244,096
          Specialty Chemicals - 0.1 %
106,100   Omnova Solutions, Inc. *                                $649,332
          Total Materials                                         $22,060,706
          Capital Goods - 9.0 %
          Aerospace & Defense - 1.7 %
79,700    DRS Technologies, Inc.                                  $4,373,139
126,900   Moog, Inc. *                                             4,503,681
81,900    Teledyne Technologies, Inc. *                            2,915,640
                                                                  $11,792,460
          Building Products - 1.2 %
122,800   Elcor Corp. *                                           $4,144,500
77,700    NCI Building Systems, Inc. *                             4,644,129
                                                                  $8,788,629
          Construction & Farm Machinery & Heavy Trucks - 1.2 %
54,100    Terex Corp. *                                           $4,286,884
222,000   Wabash National Corp.                                    4,384,500
                                                                  $8,671,384
          Electrical Component & Equipment - 1.8 %
1,112,700 Power-One, Inc. *                                       $8,011,440
86,100    Thomas & Betts Corp. *                                   4,423,818
                                                                  $12,435,258
          Industrial Conglomerates - 0.6 %
269,500   Tredegar Corp.                                          $4,287,745
          Industrial Machinery - 2.5 %
112,200   Crane Co.                                               $4,601,322
75,600    Flowserve Corp. *                                        4,410,504
91,500    Idex Corp.                                               4,773,555
105,900   Pentair, Inc.                                            4,315,425
                                                                  $18,100,806
          Total Capital Goods                                     $64,076,282
          Commercial Services & Supplies - 3.2 %
          Commercial Printing - 0.6 %
129,050   R.R. Donnelly & Sons Co.                                $4,222,516
          Diversified Commercial Services - 0.3 %
265,000   Sirva, Inc. *                                           $2,260,450
          Human Resource & Employment Services - 1.0 %
187,500   Labor Ready, Inc. *                                     $4,490,625
220,500   Spherion Corp. *                                         2,293,200
                                                                  $6,783,825
          Office Services & Supplies - 1.3 %
326,700   Ikon Office Solutions, Inc. *                           $4,655,475
87,800    United Stationers, Inc. *                                4,662,180
                                                                  $9,317,655
          Total Commercial Services & Supplies                    $22,584,446
          Transportation - 2.3 %
          Air Freight & Couriers - 0.3 %
49,900    EGL, Inc. *                                             $2,245,500
          Airlines - 1.4 %
142,800   Alaska Air Group, Inc. *                                $5,062,260
82,900    Continental Airlines *                                   2,230,010
310,800   ExpressJet Holdings, Inc. *                              2,312,352
                                                                  $9,604,622
          Trucking - 0.6 %
159,500   Laidlaw International, Inc.                             $4,338,400
          Total Transportation                                    $16,188,522
          Consumer Durables & Apparel - 5.0 %
          Apparel, Accessories & Luxury Goods - 1.3 %
140,500   Phillips-Van Heusen                                     $5,368,505
175,200   The Warnaco Group, Inc. *                                4,204,800
                                                                  $9,573,305
          Footwear - 3.0 %
139,200   K-Swiss, Inc. *                                         $4,195,488
502,500   Skechers U.S.A. *                                        12,527,325
215,600   Wolverine World Wide, Inc.                               4,771,228
                                                                  $21,494,041
          Homebuilding - 0.7 %
320,500   Champion Enterprises, Inc. *                            $4,794,680
          Total Consumer Durables & Apparel                       $35,862,026
          Consumer Services - 4.7 %
          Casinos & Gaming - 2.1 %
171,400   Monarch Casino & Resort, Inc. *                         $4,866,046
297,400   Scientific Games Corp. *                                 10,447,662
                                                                  $15,313,708
          Hotels, Resorts & Cruise Lines - 0.6 %
163,900   Ambassadors Group, Inc. *                               $4,163,060
          Restaurants - 1.4 %
16,700    Morton's Restaraunt Group *                             $290,246
284,400   Rare Hospitality International, Inc. *                   9,905,652
                                                                  $10,195,898
          Specialized Consumer Services - 0.6 %
152,300   Escala Group, Inc. *                                    $3,988,737
          Total Consumer Services                                 $33,661,403
          Media - 1.1 %
          Publishing - 1.1 %
275,800   Readers Digest Association, Inc. *                      $4,068,050
70,000    R.H. Donnelley Corp. *                                   4,076,100
                                                                  $8,144,150
          Total Media                                             $8,144,150
          Retailing - 2.9 %
          Apparel Retail - 2.9 %
292,300   Bebe Stores, Inc. *                                     $5,384,166
134,000   New York & Co., Inc. *                                   2,001,960
266,400   Stein Mart, Inc.                                         4,640,688
280,950   Stage Stores, Inc. *                                     8,358,263
                                                                  $20,385,077
          Total Retailing                                         $20,385,077
          Food & Drug Retailing - 0.2 %
          Food Retail - 0.2 %
94,400    Casey's General Stores, Inc.                            $2,158,928
          Total Food & Drug Retailing                             $2,158,928
          Household & Personal Products - 1.9 %
          Household Products - 1.5 %
200,600   Central Garden & Pet Co. *                              $10,659,884
          Personal Products - 0.4 %
261,000   Playtex Products, Inc. *                                $2,732,670
          Total Household & Personal Products                     $13,392,554
          Health Care Equipment & Services - 12.4 %
          Health Care Equipment - 6.5 %
31,200    ArthroCare Corp. *                                      $1,491,984
265,100   Cytyc Corp. *                                            7,470,518
214,700   Hologic, Inc. *                                          11,883,645
84,300    NMT Medical, Inc. *                                      1,363,974
222,300   Palomar Medical Technologies *                           7,435,935
289,600   Steris Corp.                                             7,147,328
424,600   Symmetry Medical, Inc. *                                 9,005,766
                                                                  $45,799,150
          Health Care Services - 3.8 %
151,600   Cerner Corp. *                                           7,193,420
376,500   Merge Technologies, Inc. *                               6,012,705
194,200   Pre Se Technologies, Inc. *                              5,177,372
221,000   The Trizetto Group, Inc. *                               3,887,390
91,000    Healthways, Inc.                                         4,635,540
                                                                  $26,906,427
          Health Care Supplies - 2.1 %
125,400   Haemonetics Corp. *                                     $6,366,558
287,400   Merit Medical Systems, Inc. *                            3,451,674
122,625   PolyMedica Corp.                                         5,194,395
                                                                  $15,012,627
          Managed Health Care - 0.0 %
11,400    Healthspring, Inc. *                                    $212,154
          Total Health Care Equipment & Services                  $87,930,358
          Pharmaceuticals & Biotechnology - 8.2 %
          Biotechnology - 6.0 %
493,600   Cubist Pharmaceuticals, Inc. *                          $11,337,992
348,200   CV Therapeutics, Inc *                                   7,688,256
326,100   Onyx Pharmaceuticals, Inc *                              8,563,386
317,873   Serologicals Corp. *                                     7,775,173
203,500   Vertex Pharmaceuticals, Inc. *                           7,446,065
                                                                  $42,810,872
          Pharmaceuticals - 2.2 %
558,700   Connetics Corp. *                                       $9,458,791
55,500    Medicis Pharmaceutical Corp.                             1,809,300
253,200   Salix Pharmaceuticals, Ltd. *                            4,180,332
                                                                  $15,448,423
          Total Pharmaceuticals & Biotechnology                   $58,259,295
          Banks - 1.1 %
          Regional Banks - 0.4 %
115,713   Southwest Bancorp, Inc. *                               $2,573,457
          Thrifts & Mortgage Finance - 0.7 %
276,500   Franklin Bank Corp. *                                   $5,317,095
          Total Banks                                             $7,890,552
          Diversified Financials - 1.1 %
          Asset Management & Custody Banks - 0.5 %
161,400   Waddell & Reed Financial, Inc. *                        $3,728,340
          Consumer Finance - 0.6 %
124,000   Asta Funding, Inc.                                      $4,124,240
          Total Diversified Financials                            $7,852,580
          Insurance - 2.9 %
          Life & Health Insurance - 0.2 %
112,500   American Equity Investment Life Holding *               $1,613,250
          Multi-Line Insurance - 0.6 %
1,376,400 Quanta Capital Holdings *                               $4,129,200
          Property & Casualty Insurance - 1.0 %
284,400   Assured Guaranty, Ltd.                                  $7,110,000
          Reinsurance - 1.1 %
231,700   IPC Holdings, Ltd.                                      $6,499,185
71,900    Platinum Underwritter Holdings, Ltd.                     2,092,290
                                                                  $8,591,475
          Total Insurance                                         $21,443,925
          Real Estate - 2.1 %
          Real Estate Management & Development - 1.0 %
525,600   Deerfield Triarc Capital Corp.                          $7,090,344
          Real Estate Investment Trusts - 1.1 %
28,000    Alexandria Real Estate Equities, Inc.                   $2,669,240
405,300   Annaly Mortgage Management, Inc.                         4,920,342
                                                                  $7,589,582
          Total Real Estate                                       $14,679,926
          Software & Services - 13.3 %
          Application Software - 6.8 %
101,900   Ansys, Inc. *                                           $5,517,885
638,500   Bottomline Technologies, Inc. *                          8,766,605
162,100   FileNet Corp. *                                          4,379,942
74,600    Intergraph Corp. *                                       3,107,836
532,100   Intervoice, Inc. *                                       4,581,381
200,400   Jack Henry  & Associates, Inc.                           4,583,148
234,100   Net 1 UEPS Technologies, Inc. *                          6,625,030
593,700   Sonic Solutions *                                        10,751,907
                                                                  $48,313,734
          Internet Software & Services - 3.6 %
123,500   Digital River, Inc. *                                   $5,385,835
318,700   Digitas, Inc. *                                          4,589,280
187,800   Infospace, Inc. *                                        5,249,010
106,000   J2 Global Communications, Inc. *                         4,982,000
162,600   WebEx Communications, Inc. *                             5,474,742
                                                                  $25,680,867
          IT Consulting & Other Services - 1.2 %
178,000   Acxiom Corp. *                                          $4,599,520
63,600    CACI International, Inc. *                               4,181,700
                                                                  $8,781,220
          Systems Software - 1.7 %
118,000   Macrovision Corp. *                                      2,613,700
96,356    Micros Systems, Inc. *                                  $4,439,121
172,300   Progress Software Corp. *                                5,012,207
                                                                  $12,065,028
          Total Software & Services                               $94,840,849
          Technology Hardware & Equipment - 8.5 %
          Communications Equipment - 4.7 %
282,200   CommScope, Inc. *                                       $8,056,810
300,800   Foundry Networks, Inc. *                                 5,462,528
255,700   NETGEAR, Inc. *                                          4,860,857
793,600   Packeteer, Inc. *                                        9,205,760
225,800   Symmetricom, Inc. *                                      1,930,590
984,500   Westell Technologies, Inc. *                             4,006,915
                                                                  $33,523,460
          Computer Hardware - 0.7 %
119,900   Avid Technology, Inc. *                                 $5,210,854
          Electronic Equipment & Instruments - 1.0 %
372,000   Paxar Corp *                                            $7,280,040
          Electronic Manufacturing Services - 1.4 %
149,900   Plexus Corp. *                                          $5,631,743
1,038,800 Sanmina-SCI Corp. *                                      4,259,080
                                                                  $9,890,823
          Technology Distributors - 0.7 %
76,100    Scansource, Inc. *                                      $4,597,201
          Total Technology Hardware & Equipment                   $60,502,378
          Semiconductors - 4.6 %
          Semiconductor Equipment - 2.2 %
231,400   Advanced Energy Industries, Inc. *                      $3,269,682
299,800   Mattson Technology, Inc. *                               3,597,600
185,700   MKS Instruments, Inc. *                                  4,350,951
233,400   Photronics, Inc. *                                       4,378,584
                                                                  $15,596,817
          Semiconductors - 2.4 %
755,200   Atmel Corp. *                                           $3,564,544
361,000   IXYS Corp. *                                             3,328,420
257,500   Semtech Corp *                                           4,606,675
752,000   SGC Holding Corp. *                                      5,459,520
                                                                  $16,959,159
          Total Semiconductors                                    $32,555,976
          Telecommunication Services - 0.7 %
          Integrated Telecommunications Services - 0.7 %
215,300   Alaska Communications Systems Group, Inc.               $2,611,589
64,200    Commonwealth Telephone Enterprises, Inc. *               2,211,690
                                                                  $4,823,279
          Total Telecommunication Services                        $4,823,279
          Utilities - 0.6 %
          Indep Power Producer & Energy Traders - 0.6 %
130,300   Black Hills Corp.                                       $4,430,200
          Total Utilities                                         $4,430,200
          TOTAL COMMON STOCKS
          (Cost   $587,354,292)                                   $689,766,948
          EXCHANGE TRADED FUNDS - X.X%
          Diversified Financial Services - x.x%
          iShares Russell 2000 Value                              $4,053,495
          iShares Russell 2000 Growth                              5,794,190
          iShares Russell 2000 Small Cap Growth                    5,610,752
          TOTAL EXCHANGE TRADED FUNDS                             $15,458,437
          (Cost   $10,501,705)                                    $15,458,437

          RIGHTS/WARRANTS - 0.0 %
          Commercial Services & Supplies - 0.0 %
          Diversified Commerc Services - 0.0 %
74,330    NCO Group Warrants Expiration, 9/28/06 *                $0
          Total Commercial Services & Supplies                    $
          Health Care Equipment & Services - 0.0 %
          Health Care Facilities - -0.0 %
260,000   Lifepoint Warrants Expiration, 4/1/07 *                 $0
156,000   Lifepoint Warrants Expiration, 7/21/07 *                 0
          Health Care Supplies - 0.0 %
172,200   SpectRx Inc Warrants Expiration, 6/4/06 *               $0
          Total Health Care Equipment & Services                  $
          Pharmaceuticals & Biotechnology - 0.0 %
          Biotechnology - 0.0 %
450,000   Photomedex Warrants Expiration 6/13/07 *                $4,500
          Total Pharmaceuticals & Biotechnology                   $4,500
          TOTAL RIGHTS/WARRANTS
          (Cost   $43,215)                                        $4,500
Principal
Amount                                                             Value
          TEMPORARY CASH INVESTMENTS - 0.5 %
          Repurchase Agreement - 0.5 %
3,500,000 UBS Warburg, Inc., 4.45%, dated 3/31/06, repurchase pric$3,500,000
          Total Repurchase Agreement                              $3,500,000
          (Cost   $3,500,000)                                     $3,500,000
Shares    Security Lending Collateral - 12.9%
91,435,517Security Lending Investment Fund, 4.67%                 $91,435,517
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost   $91,435,517)                                    $91,435,517
          TOTAL INVESTMENT IN SECURITIES - 112.0%
          (Cost   $692,834,728) (a)                               $796,665,402
          OTHER ASSETS AND LIABILITIES - (12.0)%                  $(85,161,442)
          TOTAL NET ASSETS - 100.0%                               $711,503,960


*         Non-income producing

(a)       At March 31, 2006, the net unrealized gain on investments based on co

          Aggregate gross unrealized gain for all investments in w$123,028,697

          Aggregate gross unrealized loss for all investments in wh(19,198,023)
          Net unrealized gain                                     $103,830,674


(b)       At March 31, 2006, the following securities were out on loan:
Shares                            Security                         Value
178,140   Annaly Mortgage Management, Inc.                         2,162,620
29,640    ArthroCare Corp. *                                       1,417,385
117,120   Asta Funding, Inc.                                       3,895,411
293,665   CV Therapeutics, Inc *                                   6,484,123
81,090    Cerner Corp. *                                           3,847,721
84,526    Cheniere Energy, Inc. *                                  3,429,220
144,685   Escala Group, Inc. *                                     3,789,301
19,630    Grey Wolf Inc. *                                         146,047
203,900   Hologic, Inc. *                                          11,285,865
51,585    iShares Russell 2000 Value                               3,855,463
69,065    iShares Russell 2000 Growth                              5,504,481
39,805    iShares Russell 2000 Small Cap Growth                    5,156,340
100,700   J2 Global Communications, Inc. *                         4,732,900
52,725    Medicis Pharmaceutical Corp.                             1,718,835
357,675   Merge Technologies, Inc. *                               5,712,070
80,050    NMT Medical, Inc. *                                      1,295,209
211,185   Palomar Medical Technologies *                           7,064,138
182,580   Pre Se Technologies, Inc. *                              4,867,583
317,340   Serologicals Corp. *                                     7,762,136
96,600    WebEx Communications, Inc. *                             3,252,522
          Total                                                   $87,379,370


         Pioneer Small and Mid Cap Growth Fund
         SCHEDULE OF INVESTMENTS 3/31/06


Shares                                                      Value
         COMMON STOCK - 99.1 %
         Materials - 2.8 %
         Specialty Chemicals - 2.8 %
32,000   Sigma-Aldrich Corp.                               $2,105,280
         Total Materials                                   $2,105,280
         Capital Goods - 3.1 %
         Building Products - 3.1 %
54,000   Simpson Manufacturing Co., Inc.                   $2,338,200
         Total Capital Goods                               $2,338,200
         Commercial Services & Supplies - 5.8 %
         Diversified Commercial Services - 5.8 %
51,000   ChoicePoint Inc. *                                $2,282,250
51,000   Cintas Corp. *                                     2,173,620
                                                           $4,455,870
         Total Commercial Services & Supplies              $4,455,870
         Transportation - 3.4 %
         Air Freight & Couriers - 3.4 %
30,000   Expeditors International of Washington, Inc.      $2,591,700
         Total Transportation                              $2,591,700
         Consumer Durables & Apparel - 2.0 %
         Leisure Products - 2.0 %
28,000   Polaris Industries, Inc. (b)                      $1,527,680
         Total Consumer Durables & Apparel                 $1,527,680
         Consumer Services - 4.2 %
         Education Services - 1.5 %
50,000   DeVry, Inc. * (b)                                 $1,138,500
         Restaurants - 2.7 %
48,350   Brinker International, Inc.                       $2,042,788
         Total Consumer Services                           $3,181,288
         Media - 6.3 %
         Advertising - 6.3 %
82,050   Harte -Hanks, Inc.                                $2,244,067
43,000   WPP Group Plc (A.D.R.)                             2,580,000
                                                           $4,824,067
         Total Media                                       $4,824,067
         Retailing - 3.3 %
         Automotive Retail - 3.3 %
70,000   O'Reilly Automotive, Inc. *                       $2,559,200
         Total Retailing                                   $2,559,200
         Household & Personal Products - 5.6 %
         Household Products - 3.0 %
38,000   Clorox Co.                                        $2,274,300
         Personal Products - 2.6 %
44,500   Alberto-Culver Co. Class B                        $1,968,235
         Total Household & Personal Products               $4,242,535
         Health Care Equipment & Services - 21.6 %
         Health Care Distributors - 1.3 %
29,000   Patterson Co. *                                   $1,020,800
         Health Care Equipment - 11.6 %
28,000   C. R. Bard, Inc.                                  $1,898,680
76,000   Molecular Devices Corp. *                          2,520,160
38,000   ResMed Inc. *                                      1,671,240
41,000   Stryker Corp. *                                    1,817,940
22,000   Waters Corp. *                                     949,300
                                                           $8,857,320
         Health Care Services - 5.7 %
28,000   Express Scripts, Inc. *                           $2,461,200
28,000   IMS Health, Inc.                                   721,560
19,700   Medco Health Solutions, Inc. *                     1,127,234
                                                           $4,309,994
         Health Care Supplies - 3.0 %
39,700   Dentsply International, Inc.                      $2,308,555
         Total Health Care Equipment & Services            $16,496,669
         Pharmaceuticals & Biotechnology - 3.5 %
         Biotechnology - 3.5 %
44,000   Techne Corp. *                                    $2,646,160
         Total Pharmaceuticals & Biotechnology             $2,646,160
         Banks - 2.8 %
         Regional Banks - 2.8 %
113,000  UCBH Holdings, Inc. (b)                           $2,137,960
         Total Banks                                       $2,137,960
         Diversified Financials - 7.9 %
         Asset Management & Custody Banks - 7.9 %
60,500   Federated Investors, Inc. *                       $2,362,525
29,000   Investors Financial Services Corp.                 1,359,230
30,000   T. Rowe Price Associates, Inc.                     2,346,300
                                                           $6,068,055
         Total Diversified Financials                      $6,068,055
         Software & Services - 9.6 %
         Application Software - 1.7 %
38,000   Adobe Systems, Inc.                               $1,326,960
         Data Processing & Outsourced Services - 5.2 %
33,000   DST Systems, Inc. *                               $1,912,020
48,000   Fiserv, Inc. *                                     2,042,400
                                                           $3,954,420
         Systems Software - 2.7 %
45,000   Micros Systems Inc. *                             $2,073,150
         Total Software & Services                         $7,354,530
         Technology Hardware & Equipment - 8.1 %
         Communications Equipment - 2.0 %
42,000   Plantronics, Inc.                                 $1,488,060
         Electronic Equipment & Instruments - 6.1 %
38,000   Mettler-Toledo International, Inc. *              $2,292,920
34,100   Molex, Inc.                                        1,013,452
9,750    National Instruments Corp.                         318,045
24,000   Trimble Navigation Ltd. *                          1,081,200
                                                           $4,705,617
         Total Technology Hardware & Equipment             $6,193,677
         Semiconductors - 9.1 %
         Semiconductor Equipment - 3.3 %
37,000   KLA-Tencor Corp.                                  $1,789,320
32,000   Novellus Systems, Inc. *                           768,000
                                                           $2,557,320
         Semiconductors - 5.8 %
56,000   Linear Technology Corp.                           $1,964,480
68,000   Microchip Technology                               2,468,400
                                                           $4,432,880
         Total Semiconductors                              $6,990,200
         TOTAL COMMON STOCK - 99.1 %
         (Cost   $58,342,741)                              $75,713,071
         TEMPORARY CASH INVESTMENTS- 5.0%
         Security Lending Collateral - 5.0%
         Security Lending Investment Fund, 4.46%           $3,844,090
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost   $3,844,090)                               $3,844,090
         TOTAL INVESTMENTS IN SECURITIES - 104.1%
         (Cost   $62,186,831) (a)                          $79,557,161
         OTHER ASSETS AND LIABILITIES - (4.1)%             $(3,125,598)
         TOTAL NET ASSETS - 100.0%                         $76,431,563

*        Non-income producing
(A.D.R)  American Depositary Receipt

(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $62,186,831 was as follows:

         Aggregate gross unrealized gain for all investment$18,361,057

         Aggregate gross unrealized loss for all investments(990,727)
         Net unrealized gain                               $17,370,330


(b)      At March 31, 2006, the following securities were out on loan:
Shares                        Security                      Value
47,500   DeVry, Inc. *                                     $1,081,575
26,600   Polaris Industries, Inc.                           1,451,296
63,565   UCBH Holdings, Inc.                                1,202,650
         Total                                             $3,735,521


           Pioneer Tax Free Money Market Fund
           SCHEDULE OF INVESTMENTS 3/31/06


Principal
Amount                                                          Value

           MUNICIPAL BONDS - 98.4 %
           Miscellaneous - 1.0 %
1,500,000  Colorado Health Facilities Authority Revenue, Floati$1,500,000
           Total Miscellaneous                                 $1,500,000
           GOVERNMENT - 97.4 %
           Government - 12.9 %
1,200,000  District of Columbia, Floating Rate, 6/1/30         $1,200,000
2,160,000  New York NY Adjustable-Sub-series B2, Floating Rate, 2,160,000
5,000,000  New York NY Series F-3 General Obligation, Floating R5,000,000
1,400,000  New York NY Sub-Series A-7 General Obligation, Floati1,400,000
2,000,000  New York NY Sub-Series E2 General Obligation, Floatin2,000,000
2,925,000  North Carolina State, Floating Rate, 6/1/19          2,925,000
4,200,000  Washington State Series Variable 96B General, Floatin4,200,000
200,000    Washington Suburban District Metropolitan District, F200,000
                                                               $19,085,000
           Municipal  Airport - 0.8 %
1,165,000  Chicago Illinois O'Hare International Airport, Float$1,165,000
           Municipal  Development - 9.6 %
1,730,000  Alaska Industrial Development and Export Authority, $1,730,000
1,300,000  Dickson County, Floating Rate, 11/1/12               1,300,000
700,000    Fulton County Georgia, Floating Rate, 7/1/26         700,000
5,000,000  Hapeville Georgia Development Authority, Floating Rat5,000,000
2,800,000  Hillsborough County Florida, Floating Rate, 11/1/21  2,800,000
780,000    Illinois Development Finance Authority, Floating Rate780,000
290,000    Montgomery County Maryland Industrial Development, Fl290,000
840,000    Montgomery County Texas Industrial Development Corp.,840,000
800,000    Pima County Arizona Industrial Development Authority,800,000
                                                               $14,240,000
           Municipal  Education - 3.8 %
3,100,000  Broward County Florida, Floating Rate, 4/1/24       $3,100,000
2,500,000  Chattanooga Tennessee Health, Floating Rate, 1/1/23  2,500,000
                                                               $5,600,000
           Municipal  Facilities - 6.6 %
2,700,000  Clarksville Public Building, Floating Rate, 7/1/16  $2,700,000
700,000    Holland Creek Metropolitan District Colorado, Floatin700,000
2,685,000  Metropolitan Government Nash/Davidson County Tennesse2,685,000
1,400,000  Richland Washington Golf Enterprise Revenue, Floating1,400,000
1,350,000  Sevier County Tennessee Public Building Authority, Fl1,350,000
1,000,000  Wildgrass Metropolitan District Colorado, Floating Ra1,000,000
                                                               $9,835,000
           Municipal  General - 4.1 %
1,000,000  Commerce City Colorado Northern, Floating Rate, 12/1/1,000,000
800,000    Commerce City Colorado Northern, Floating Rate, 12/1$800,000
1,800,000  District of Columbia, Floating Rate, 6/1/25          1,800,000
1,500,000  NBC Metropolitan District Colorado, Floating Rate, 121,500,000
1,000,000  New York State Local Government Assistance Corp., Flo1,000,000
                                                               $6,100,000
           Municipal  Higher Education - 6.2 %
5,000,000  Connecticut State Health and Elderly Facilities, Flo$5,000,000
1,000,000  Connecticut State Health, Floating Rate, 7/1/36      1,000,000
1,150,000  North Carolina State University, North Carolina, Floa1,150,000
2,000,000  Purdue University, Indianapolis University Revenues, 2,000,000
                                                               $9,150,000
           Municipal  Housing - 5.1 %
2,885,000  Alaska State Housing Financial Corp., Floating Rate,$2,885,000
1,100,000  Blount County Tennessee, Floating Rate Note, 1/1/19  1,100,000
3,000,000  South Dakota Housing Development Authority, Floating 3,000,000
590,000    Washington State Housing Finance, Floating Rate, 7/1/590,000
                                                               $7,575,000
           Municipal  Medical - 21.1 %
1,200,000  Alabama Special Care Faculties Finance Authority, Fl$1,200,000
1,960,000  Clark County Virginia Industry, Floating Rate, 1/1/301,960,000
1,400,000  Daphne-Villa Mercy Alabama Special Care Facilities Fi1,400,000
4,065,000  Elmhurst Illinois, Floating Rate, 7/1/18             4,065,000
2,110,000  Huron County Michigan Economic, Floating Rate, 10/1/22,110,000
3,100,000  Illinois Development Finance Authority, Floating Rate3,100,000
2,800,000  Indiana Health Facilities, Floating Rate, 3/1/33     2,800,000
1,605,000  Maryland State Health and Higher Educational Faciliti1,605,000
3,500,000  Missouri State Health & Education Facilities, Floatin3,500,000
2,000,000  North Carolina Medical Care Community, Floating Rate,2,000,000
2,000,000  Port City Medical Clinic Board Alabama, Floating Rate2,000,000
2,925,000  Sarasota County Florida Public Hospital Board, Floati2,925,000
1,000,000  University Alabama Revenue, Floating Rate, 9/1/31    1,000,000
1,600,000  Wisconsin State Health and Educational Facilities Aut1,600,000
                                                               $31,265,000
           Municipal Multiple Family Housing - 7.9 %
1,500,000  Alabama Housing Finance Authority Multi-family Housi$1,500,000
2,000,000  Alaska State Housing Finance Corp., Series B, Floatin2,000,000
1,000,000  Cobb County Georgia Housing Multi-Family, Floating Ra1,000,000
1,800,000  Louisiana Public Facilities Authority Revenue, Floati1,800,000
1,915,000  Orange County Florida Housing Finance Multi-Family, F1,915,000
3,450,000  Phoenix Arizona Industrial Development Authority Mult3,450,000
                                                               $11,665,000
           Municipal  Pollution - 9.3 %
1,000,000  Apache County Arizona Industrial Development Authori$1,000,000
4,500,000  Burke County Georgia Development Authority Pollution,4,500,000
1,400,000  Burke County Georgia Development Authority Pollution,1,400,000
1,585,000  Clark County Kentucky Pollution Control Revenue, Floa1,585,000
1,300,000  Lincoln County Wyoming Pollutant Control, Floating Ra1,300,000
2,000,000  Mobile Alabama Industrial Development Board Pollution2,000,000
1,915,000  Sabine River Industrial Development Authority Texas, 1,915,000
                                                               $13,700,000
           Municipal  Power - 4.9 %
2,325,000  California State Department Water and Power, Floatin$2,325,000
5,000,000  Municipal Electric Authority Georgia Project One, Flo5,000,000
                                                               $7,325,000
           Municipal  Single Family Housing - 2.0 %
3,000,000  Wyoming Community Development Authority, Floating Ra$3,000,000
           Municipal Transportation - 1.2 %
1,700,000  Jackson-Union Counties Illinois Regulation, Floating$1,700,000
           Municipal Water - 1.9 %
2,345,000  Jackson Tennessee Energy, Floating Rate, 12/1/23    $2,345,000
400,000    Oklahoma State Water Resource, Floating Rate, 10/1/34400,000
                                                               $2,745,000
           TOTAL MUNICIPAL BONDS - 98.4 %
           (Cost   $145,650,000)                               $145,650,000
           TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.0%
3,395      BlackRock Liquidity Fund Municipal Fund Portfolio   $3,395
           TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
           (Cost   $3,395)                                     $3,395
           TOTAL INVESTMENTS IN SECURITIES - 98.4%
           (Cost  $145,653,395) (a)                            $145,653,395
           OTHER ASSETS AND LIABILITIES - 1.6%                 $2,417,791
           TOTAL NET ASSETS - 100.0%                           $148,071,186

(a)        At 3/31/06, cost for federal income tax purposes was $145,653,395.
NR         Not Rated by either S&P or Moody's.




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.